OPERATING SEGMENTS (Details 1) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
External income	[1]	S/ 18,156,000	S/ 17,728,000	S/ 16,819,000
Operating income	[2]	9,367,000	8,762,000	8,559,000
Total non-current assets	[3]	3,493,000	3,488,000	3,512,000
Total liabilities		152,997,125	148,218,580	136,319,000
Bolivia [Member]
Disclosure of major customers [line items]
External income	[1]	750,000	813,000	682,000
Operating income	[2]	344,000	338,000	321,000
Total non-current assets	[3]	78,000	102,000	79,000
Total liabilities		9,317,000	8,490,000	7,246,000
Peru [Member]
Disclosure of major customers [line items]
External income	[1]	16,633,000	13,234,000	15,087,000
Operating income	[2]	8,913,000	8,199,000	8,051,000
Total non-current assets	[3]	3,102,000	2,976,000	2,994,000
Total liabilities		135,422,000	130,953,000	119,813,000
Panama [Member]
Disclosure of major customers [line items]
External income	[1]	2,000	0	0
Operating income	[2]	0	0	0
Total non-current assets	[3]	0	0	0
Total liabilities		0	0	0
Cayman Islands [Member]
Disclosure of major customers [line items]
External income	[1]	285,000	512,000	466,000
Operating income	[2]	104,000	183,000	147,000
Total non-current assets	[3]	3,000	5,000	5,000
Total liabilities		5,465,000	5,250,000	5,695,000
Colombia [Member]
Disclosure of major customers [line items]
External income	[1]	314,000	286,000	264,000
Operating income	[2]	(2,000)	10,000	17,000
Total non-current assets	[3]	138,000	145,000	172,000
Total liabilities		1,823,000	1,573,000	1,396,000
United States of America [Member]
Disclosure of major customers [line items]
External income	[1]	6,000	8,000	8,000
Operating income	[2]	0	0	0
Total non-current assets	[3]	0	0	0
Total liabilities		2,000	2,000	2,000
Chile [Member]
Disclosure of major customers [line items]
External income	[1]	153,000	167,000	160,000
Operating income	[2]	(6,000)	(5,000)	(4,000)
Total non-current assets	[3]	84,000	139,000	138,000
Total liabilities		799,000	1,018,000	913,000
Bermuda Country [Member]
Disclosure of major customers [line items]
External income	[1]	13,000	2,708,000	152,000
Operating income	[2]	14,000	37,000	27,000
Total non-current assets	[3]	88,000	121,000	124,000
Total liabilities		S/ 169,000	S/ 933,000	S/ 1,254,000

[1]	Including total interest and similar income, other income and net premiums earned from insurance activities.
[2]	Operating income includes the net interest income from banking activities and the amount of the premiums earned, less insurance claims.
[3]	Non-current assets consist of property, furniture and equipment, intangible assets and goodwill, net.